Related Party Transactions - Significant related party transactions (Details) - Related Party ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Tencent Group
Related Party Transactions
Services received from related party	¥ 6,476,166	$ 926,079	¥ 6,772,163	¥ 7,182,496
Fufeitong Group
Related Party Transactions
Services provided to related party				4,272
Services received from related party	¥ 811,030	$ 115,976	¥ 902,266	¥ 839,985